14. Income Taxes	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

The Company accounts for income taxes in accordance with the provisions of FASB ASC 740, Accounting for Uncertainty in Income Taxes. Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Income tax expense for income tax is as follows:

	Year ended March 31, 2021	Year ended March 31, 2020
Federal
Current	–	–
Deferred	–	–
Total Federal	–	–
State
Current	–	–
Deferred	–	–
Total State	–	–
Total income tax expense	–	–

 A reconciliation of the statutory tax rates and the effective tax rates for the years ended March 31, 2021 and 2020 is as follows

	Year ended March 31,2021	Year ended March 31, 2020
Statutory rate	-21.0%	-21.0%
Change in valuation allowance	17.2%	23.7%
State income taxes, (net of federal tax benefit)	-2.5%	-3.5%
Change in derivatives value	6.5%	0.0%
Other Permanent differences	-0.2%	0.8%
Effective rate	0.0%	0.0%

 The tax effects of temporary difference that give rise to significant portions of the Company’s deferred tax assets and liabilities as of March 31:

	2021	2020
Deferred tax assets:
Net operating loss carryover	1,448,625	473,374
Capital loss carryover	20,080	–
Intangible assets	25,094	–
Total	1,493,799	473,374
Valuation allowance	(1,288,125)	(459,538)
Net deferred assets	205,674	13,836
Deferred tax liabilities:
Property and equipment	(205,674)	(10,683)
Intangible assets	–	(3,153)
Net deferred assets and liabilities	–	–

A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The valuation allowances for the years ended March 31, 2021, and 2020 have been applied to offset the deferred tax assets in recognition of the uncertainty that such tax benefits will be realized as the Company continues to incur losses. The differences between book income and tax income primarily relate to the temporary differences from depreciation and amortization.

At March 31, 2021 the Company has available net operating loss carry forwards for federal and state income tax reporting purposes of $402,408 which expire at various dates between 2033 and 2038. Additionally at March 31, 2021 the Company has available net operation loss carry forwards for federal and state income tax reporting purposes of $5,505,083 which have an indefinite life.